Fair value measurements - Summary of the Changes in the Fair Value of the Warrant Liability and FPA Liability Measured on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - Panacea Acquisition Corp [Member]
8 Months Ended
Dec. 31, 2020 USD ($)
FPA Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of April 24, 2020 (inception)	$ 0
Change in fair value	6,966,666
Fair value as of December 31, 2020	6,966,666
Public Warrants [Member] | Warrant Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of April 24, 2020 (inception)	0
Fair value as of July 6, 2020 (issuance)	7,618,750
Change in fair value	7,714,584
Fair value as of December 31, 2020	15,333,334
Private Placement Warrants [Member] | Warrant Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of April 24, 2020 (inception)	0
Fair value as of July 6, 2020 (issuance)	305,500
Change in fair value	303,875
Fair value as of December 31, 2020	$ 609,375